Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
683,873	Voya Emerging Markets Index Portfolio - Class I	$6,982,341	9.9
933,169	Voya Global Bond Fund - Class R6	6,933,449	9.9
921,621	Voya GNMA Income Fund - Class R6	6,902,938	9.8
830,553	Voya High Yield Portfolio - Class I	7,001,562	10.0
319,982	Voya Index Plus LargeCap Portfolio - Class I	7,205,998	10.3
677,526	Voya International Index Portfolio - Class I	7,283,407	10.4
1,632,076	Voya MidCap Opportunities Portfolio - Class R6	7,164,812	10.2
520,740	Voya Small Company Portfolio - Class R6	6,962,293	9.9
742,468	Voya U.S. Bond Index Portfolio - Class I	6,912,377	9.9
712,091	VY CBRE Global Real Estate Portfolio - Class I	6,857,433	9.8

	Total Mutual Funds
	(Cost $81,784,232)	70,206,610	100.1

	Liabilities in Excess of Other Assets	(38,052)	(0.1)
	Net Assets	$70,168,558	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Mutual Funds	$70,206,610	$–	$–	$70,206,610
Total Investments, at fair value	$70,206,610	$–	$–	$70,206,610

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$7,112,094.00	$3,702.00	$(373,587.00)	$240,132.00	$6,982,341.00	$-	$46,278.00	$-
Voya Global Bond Fund - Class R6	6,793,893	242,076	(327,890)	225,370	6,933,449	62,659	(73,768)	-
Voya GNMA Income Fund - Class R6	6,576,328	459,964	(293,388)	160,034	6,902,938	64,484	(39,266)	-
Voya High Yield Portfolio - Class I	6,792,581	303,404	(279,018)	184,595	7,001,562	109,062	(24,896)	-
Voya Index Plus LargeCap Portfolio - Class I	6,939,156	10,898	(258,122)	514,066	7,205,998	-	(4,000)	-
Voya International Index Portfolio - Class I	7,682,051	3,701	(772,261)	369,916	7,283,407	-	217,560	-
Voya MidCap Opportunities Portfolio - Class R6	6,806,880	143,174	(1,136,564)	1,351,322	7,164,812	-	(882,442)	-
Voya Small Company Portfolio - Class R6	7,259,118	3,701	(471,597)	171,071	6,962,293	-	104,807	-
Voya U.S. Bond Index Portfolio - Class I	6,603,630	428,367	(311,596)	191,976	6,912,377	61,525	(57,474)	-
VY® Clarion Global Real Estate Portfolio - Class I	6,986,937	3,701	(279,149)	145,944	6,857,433	-	22,133	-
	$69,552,668	$1,602,688	$(4,503,172)	$3,554,426	$70,206,610	$297,730	$(691,068)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $82,818,894.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$36,295
Gross Unrealized Depreciation	(12,648,579)
Net Unrealized Depreciation	$(12,612,284)